Fees and Expenses - Voya Large Cap Value Fund	May 31, 2025
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Expense information has been restated to reflect current contractual rates.
Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses are based on the estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses2 Expenses you pay each year as a % of the value of your investment
Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expense Example by, Year, Caption [Text]	If you sold your shares
Expense Example, No Redemption, By Year, Caption [Text]	If you held your shares